Condensed financial information of the parent company - Balance Sheets (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Current assets
Cash	$ 15,272,941	$ 59,251,904	$ 14,303,790	$ 481,906
Other receivable	7,887,306
Total current assets	162,558,901	155,305,536
Non-current assets
Total Assets	174,798,255	165,686,901
Current liabilities
Due to related parties		57,632
Total Liabilities	4,149,717	4,894,483
Commitment and contingencies
Shareholders' equity
Ordinary share, $0.001 par value, 600,000,000 shares authorized, 597,780,383 shares issued and outstanding at March 31, 2022; and 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021	597,675	557,781
Additional paid-in capital	152,162,660	147,088,227
Retained earnings	12,255,687	9,127,377
Total Shareholders' Equity	170,648,538	160,792,418	$ 39,218,841	$ 29,155,157
Total Liabilities and Shareholders' Equity	174,798,255	165,686,901
FAMI
Current assets
Total current assets	140,653,991	135,233,004
Non-current assets
Total Assets	140,653,991	135,233,004
Current liabilities
Total Liabilities	1,669,460	1,724,060
Shareholders' equity
Total Shareholders' Equity	138,984,531	133,508,944
Reportable legal entity | FAMI
Current assets
Cash	8,132	522,915
Due from related parties	337,667
Other receivable	104,112	125,081
Total current assets	449,911	647,996
Non-current assets
Investment in subsidiaries	170,198,627	160,199,022
Total Assets	170,648,538	160,847,018
Current liabilities
Due to related parties		54,600
Total Liabilities		54,600
Shareholders' equity
Ordinary share, $0.001 par value, 600,000,000 shares authorized, 597,780,383 shares issued and outstanding at March 31, 2022; and 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021	597,675	557,781
Additional paid-in capital	152,162,660	147,088,227
Retained earnings	17,888,203	13,146,410
Total Shareholders' Equity	170,648,538	160,792,418
Total Liabilities and Shareholders' Equity	$ 170,648,538	$ 160,847,018